Cover	Jan. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2022
Entity File Number	333-214463
Entity Registrant Name	SLINGER BAG INC.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2709 N. Rolling Road
Entity Address, Address Line Two	Suite 138
Entity Address, City or Town	Windsor Mill
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21244
City Area Code	(443) – 407 7564
Local Phone Number	407 7564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false